Note 26 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 18,076
2022	4,695
2023	2,557
2024	1,540
2025	1,540
Thereafter	4,904
Purchase Obligation, Total	$ 33,312